Activity in Related Party Loans (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance outstanding at December 31, 2011	$ 1,127,383
Principal additions	1,423,635
Principal reductions	697,796
Balance outstanding at December 31, 2012	$ 1,853,222